Capital Requirements Basel 3 (Detail)	Dec. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%
Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Common Equity to be Well Capitalized to Risk Weighted Assets	6.50%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%
Capital Adequacy Minimum Requirement [Member] | Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Common Equity to be Well Capitalized to Risk Weighted Assets	4.50%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	4.00%
Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer [Member] | Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Common Equity to be Well Capitalized to Risk Weighted Assets		7.00%	6.375%	5.75%	5.125%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets		8.50%	7.875%	7.25%	6.625%
Capital Required to be Well Capitalized to Risk Weighted Assets		10.50%	9.875%	9.25%	8.625%